Cash and cash equivalents and short-term investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term investments [line items]
Cash equivalents and bank deposits in foreign currency (i)	R$ 12,057	R$ 15,722
Cash equivalents (ii)	35,130	59,865
Cash and cash equivalents	47,187	75,587	R$ 85,930	R$ 2,457
Short-term investments	26,389	253,042
Short-term investments
Short-term investments [line items]
Short-term investments	R$ 26,389	R$ 253,042
Average interest rate	10.50%	4.42%
Average interest rate as a percent of CDI	84.80%	111.11%